UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2013 – February 28, 2014

Item 1.  Schedule of Investments.

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2014 (Unaudited)

AFA
Principal	Security Description	Rate	Maturity	Value

Long Positions - 110.4%
Fixed Income Securities - 95.5%
Asset Backed Obligations - 39.0%
$17,034	Aames Mortgage Trust, Series 2002-2 A2 (a)	4.50%	03/25/33	$16,857
27,631	ABFC Trust, Series 2005-OPT1 A1MZ (b)	0.51	07/25/35	27,135
270,282	Access Group, Inc., Series 2001 2A1 (b)	0.59	05/25/29	244,652
29,713	Access Group, Inc., Series 2007-1 A2 (b)	0.27	04/25/17	29,492
139,249	Accredited Mortgage Loan Trust, Series 2003-2 A3 (b)	0.90	10/25/33	118,345
106,501	American Home Mortgage Investment Trust, Series 2004-3 1A (b)	0.90	10/25/34	106,106
9,239	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R11 A2 (b)	0.90	11/25/34	9,158
12,688	Amortizing Residential Collateral Trust, Series 2002-BC4 A (b)	0.74	07/25/32	11,707
468,490	AMRECSO Residential Securities Corp. Mortgage Loan Trust, Series 1998-2 A5 (a)	7.30	02/25/28	468,548
150,057	AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1998-3 A7 (b)	0.64	07/25/28	129,808
251,369	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W9 A2 (b)	0.80	06/26/34	234,280
57,068	Argent Securities, Inc., Series 2003-W7 M2 (b)	2.78	03/25/34	51,781
198,402	Banc of America Commercial Mortgage Trust, Series 2007-3 A3 (b)	5.62	06/10/49	198,325
49,392	Banc of America Funding Trust, Series 2009-R6 3A1 (b)(c)	2.10	01/26/37	49,670
76,302	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-6 A4 (b)	4.63	12/10/42	76,750
45,329	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1 A4 (b)	5.17	11/10/42	45,931
68,659	Banc of America Mortgage Securities, Inc., Series 2004-K 4A1 (b)	5.17	12/25/34	68,561
295,720	BCAP LLC Trust, Series 2011-RR2 2A3 (b)(c)	2.70	11/26/36	296,862
8,280	Bear Stearns Asset Backed Securities Trust, Series 2002-2 A1 (b)	0.82	10/25/32	7,899
430,138	Bear Stearns Asset Backed Securities Trust, Series 2003-ABF1 A (b)	0.90	01/25/34	415,435
11,763	Bear Stearns Asset Backed Securities Trust, Series 2003-AC5 A2 (a)	5.50	10/25/33	12,361
860,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13 AJ (b)	5.61	09/11/41	886,744
410,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16 AJ (b)	5.71	06/11/40	413,342
500,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17 AJ (b)	5.89	06/11/50	489,806
151,724	Bear Stearns Mortgage Securities, Inc., Series 1997-6 1A (b)	6.37	03/25/31	160,418
54,018	Bush Truck Leasing, LLC, Series 2011-AA C (c)	5.00	09/25/18	53,803
591,834	Carrington Mortgage Loan Trust, Series 2007-HE1 A1 (b)	0.26	06/25/37	580,165
11,150	Centex Home Equity Loan Trust, Series 2002-D AF6 (b)	4.66	12/25/32	11,340
45,048	Centex Home Equity Loan Trust, Series 2003-A AF4 (a)	4.25	12/25/31	45,260
760,535	Chase Mortgage Finance Trust, Series 2003-S11 3A1	5.50	10/25/33	795,671
140,000	Citigroup Commercial Mortgage Trust, Series 2004-C2 H (b)(c)	5.68	10/15/41	129,410
16,561	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4 A (b)(c)	0.57	12/25/33	16,533
279,267	ContiMortgage Home Equity Loan Trust, Series 1997-1 M1 (b)	7.42	03/15/28	286,253

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2014 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

$21,915	Countrywide Alternative Loan Trust, Series 2005-54CB 1A7	5.50%	11/25/35	$22,968
70,324	Countrywide Alternative Loan Trust, Series 2005-64CB 1A7	5.50	12/25/35	71,938
264,455	CPS Auto Receivables Trust, Series 2011-1A A (c)	2.82	04/16/18	267,455
55,951	Credit Suisse Commercial Mortgage Trust, Series 2006-C2 A2 (b)	5.68	03/15/39	56,143
28,345	Credit-Based Asset Servicing and Securitization, LLC, Series 2003-CB1 AF (a)	3.95	01/25/33	28,171
44,603	CWHL Mortgage Pass-Through Trust, Series 2004-J1 1A1	4.50	01/25/19	45,632
21,931	CWHL Mortgage Pass-Through Trust, Series 2005-J4 A3	5.50	11/25/35	22,048
500,974	Educational Services of America, Inc., Series 2013-1 A (b)(c)	0.73	02/26/29	501,108
630,000	Encore Credit Receivables Trust, Series 2005-3 M2 (b)	0.65	10/25/35	602,378
359,903	Equity One Mortgage Pass-Through Trust, Series 2004-2 AV2 (b)	0.41	07/25/34	282,989
14,860	FFCA Secured Franchise Loan Trust, Series 2000-1 A2 (c)	7.77	09/18/27	15,231
915,000	First NLC Trust, Series 2005-2 M1 (b)	0.64	09/25/35	859,226
36,000	FREMF Mortgage Trust, Series 2012-K706 C (b)(c)	4.02	11/25/44	36,201
134,202	GE Business Loan Trust, Series 2004-1 A (b)(c)	0.44	05/15/32	128,928
587,196	GE Business Loan Trust, Series 2004-2A B (b)(c)	0.63	12/15/32	544,517
465,000	GE Commercial Mortgage Corp. Trust, Series 2007-C1 AM (b)	5.61	12/10/49	483,966
393,054	GMACM Home Equity Loan Trust, Series 2001-HE2 IA1 (b)	0.60	12/25/26	337,349
69,517	GSMPS Mortgage Loan Trust, Series 2005-RP1 1A2 (c)	7.50	01/25/35	72,572
25,000	HSI Asset Securitization Corp. Trust, Series 2006-OPT2 2A4 (b)	0.45	01/25/36	24,023
491,991	Impac CMB Trust, Series 2002-9F A1 (a)	5.22	12/25/32	504,796
15,058	Impac Secured Assets CMN Owner Trust, Series 2002-3 M2 (b)	5.19	08/25/32	15,195
299,140	Invitation Homes Trust, Series 2013-SFR1 A (b)(c)	1.30	12/17/30	300,551
442,176	Irwin Home Equity Loan Trust, Series 2005-1 M1 (a)	5.42	06/25/35	445,056
37,562	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9 A2	5.13	05/15/47	37,915
820,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9 AMS	5.34	05/15/47	830,307
194,643	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18 A3	5.45	06/12/47	198,640
267,000	LB-UBS Commercial Mortgage Trust, Series 2005-C1 D (b)	4.86	02/15/40	272,819
111,483	LB-UBS Commercial Mortgage Trust, Series 2005-C7 A3 (b)	5.46	11/15/30	115,122
1,198,862	MASTR Asset Securitization Trust. Series 2004-8 3A1	5.25	08/25/19	1,241,367
114,227	Mastr Specialized Loan Trust, Series 2005-2 A2 (b)(c)	5.01	07/25/35	114,965
142,680	Mellon Residential Funding Corp. Mortgage Pass-Through Trust, Series 1999-TBC3 A2 (b)	2.61	10/20/29	144,954
1,045,206	Merrill Lynch Mortgage Investors Trust, Series 2006-WMC1 A2C (b)	0.36	01/25/37	999,688
650,000	Merrill Lynch Mortgage Synthetic, Series 2005-ACR1 M2 (b)(c)	0.92	06/28/35	601,818
500,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2 B (b)(c)	5.88	06/12/46	473,391

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2014 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

$150,000	ML-CFC Commercial Mortgage Trust, Series 2007-7 AMFL (b)(c)	0.40%	06/12/50	$113,544
41,970	Morgan Stanley Capital I Trust, Series 2004-HQ4 A7	4.97	04/14/40	42,230
200,000	Morgan Stanley Capital I Trust, Series 2005-IQ9 AJ	4.77	07/15/56	206,193
14,621	Morgan Stanley Capital I Trust, Series 2006-T23 A2 (b)	5.74	08/12/41	14,578
78,101	Morgan Stanley Capital I Trust, Series 2007-HQ12 A2FL (b)	0.40	04/12/49	77,161
571,614	Morgan Stanley Dean Witter Capital I Trust, Series 2002-TOP7 H (c)	6.00	01/15/39	580,119
476,198	Morgan Stanley Re-REMIC Trust, Series 2011-KEYA A1 (c)	4.25	12/19/40	478,310
183,574	Nelnet Student Loan Trust, Series 2005-2 A4 (b)	0.33	12/23/19	182,791
145,000	Nelnet Student Loan Trust, Series 2008-2 A4 (b)	1.95	06/26/34	150,931
510,894	PPT Asset-Backed Certificates, Series 2004-1 A (c)	5.69	08/25/35	526,054
444,828	RALI Trust, Series 2002-QS15 CB	6.00	10/25/32	471,216
633,903	RASC Trust, Series 2007-KS2 AI2 (b)	0.28	02/25/37	614,965
19,567	Saxon Asset Securities Trust, Series 2002-3 M1 (b)	1.28	12/25/32	18,094
27,117	Saxon Asset Securities Trust, Series 2004-1 A (b)	0.70	03/25/35	21,384
71,361	SLM Private Education Loan Trust, Series 2012-C A1 (b)(c)	1.25	08/15/23	71,981
45,000	SLM Student Loan Trust, Series 2008-3 A3 (b)	1.24	10/25/21	45,564
702,000	STRU BRC-1198 AC	2.40	03/16/54	714,395
157,463	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-6XS A4 (b)	0.80	03/25/35	153,817
693,476	Structured Asset Securities Corp Mortgage Loan Trust, Series 2005-4XS 1A3 (a)	5.00	03/25/35	716,852
138,569	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF1 A (b)	0.74	01/25/33	129,644
179,708	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-S2 M1A (b)	1.13	12/25/33	169,602
539,125	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-S2 M1F (a)	5.37	12/25/33	541,355
71,284	U.S. Education Loan Trust IV, LLC, Series 2007-1A 1A3 (b)(c)	0.64	09/01/22	71,339
18,526	UCFC Home Equity Loan Trust, Series 1998-D MF1	6.91	04/15/30	18,712
235,399	Vanderbilt Mortgage Finance, Series 2001-A A4 (b)	7.24	06/07/28	237,937
105,843	Wachovia Bank Commercial Mortgage Trust, Series 2004-C12 A4 (b)	5.35	07/15/41	106,475
8,475	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21 A4 (b)	5.24	10/15/44	8,946
410,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29 AJ (b)	5.37	11/15/48	398,996
50,780	Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8 A1 (b)(c)	0.23	06/15/20	50,335
96,516	WaMu Mortgage Pass-Through Certificates, Series 2002-AR2 A (b)	2.03	02/27/34	95,948
480,853	Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD 1A1 (b)	2.62	01/25/35	484,312
Total Asset Backed Obligations (Cost $24,167,701)	24,701,615

Corporate Non-Convertible Bonds - 0.0%
4,000	Norfolk Southern Corp. (Cost $4,060)	5.26	09/17/14	4,105

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2014 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 9.8%
Alaska - 0.3%
$165,000	Alaska Housing Finance Corp.	5.20%	06/01/33	$166,176

California - 0.3%
175,000	California Housing Finance Agency	4.70	08/01/24	175,606

Florida - 0.8%
525,000	Capital Trust Agency, Inc.	3.75	12/01/26	500,351

Georgia - 0.4%
225,000	Georgia Housing & Finance Authority	4.25	12/01/24	236,191

Indiana - 0.2%
125,000	Indiana Housing & Community Development Authority	4.55	07/01/27	127,759

Kentucky - 1.4%
940,000	Kentucky Housing Corp.	3.00	11/01/41	914,987

Maryland - 0.2%
140,000	Maryland Community Development Administration	4.00	09/01/25	139,744

Massachusetts - 0.7%
425,000	Massachusetts Housing Finance Agency	4.78	12/01/20	461,694

Minnesota - 0.7%
477,295	Minnesota Housing Finance Agency	2.35	03/01/43	444,978

New Hampshire - 0.8%
505,000	New Hampshire Housing Finance Authority	3.75	07/01/34	518,357

New Jersey - 1.6%
300,000	New Jersey Higher Education Student Assistance Authority	4.00	12/01/23	299,577
350,000	New Jersey Housing & Mortgage Finance Agency	1.96	11/01/18	347,987
350,000	New Jersey Housing & Mortgage Finance Agency	2.16	11/01/19	343,868
				991,432
North Carolina - 0.4%
238,000	North Carolina Housing Finance Agency	5.25	07/01/38	249,800

Ohio - 0.2%
50,000	Columbus Regional Airport Authority	4.00	10/20/14	50,288
35,000	Ohio Housing Finance Agency	6.00	09/01/35	35,000
20,000	Ohio Housing Finance Agency	5.32	09/01/38	20,000
				105,288
Oregon - 0.8%
310,000	State of Oregon Housing & Community Services Department	4.55	01/01/24	324,998
185,000	State of Oregon Housing & Community Services Department	5.00	01/01/42	193,179
				518,177
Tennessee - 0.3%
220,000	Tennessee Housing Development Agency	2.95	01/01/17	225,155

Texas - 0.5%
337,168	Bexar County Housing Finance Corp.	5.38	10/01/39	351,966

Wisconsin - 0.2%
100,000	Wisconsin Housing & Economic Development Authority	3.45	04/01/20	104,516
Total Municipal Bonds (Cost $6,359,865)	6,232,177

U.S. Government & Agency Obligations - 46.7%
Interest Only Bonds - 2.2%
1,000,000	Access Group, Inc. (b)	1.65	12/27/32	920,000
316,000	Access Group, Inc. (b)	1.38	09/25/37	293,880
158,830	U.S. Small Business Administration, Series 2009-P10A 1	4.73	02/10/19	169,583

1,383,463

Mortgage Securities - 23.7%
431,016	FHLMC Structured Pass Through Securities, Series T-62 1A1 (b)	1.33	10/25/44	439,849
30,475	FHLMC, Series 129, Class H	8.85	03/15/21	34,690
33,235	FHLMC, Series 3823, Class GA	3.50	01/15/26	35,161
50,460	FHLMC, Series 3834, Class GA	3.50	03/15/26	53,403
158,354	FHLMC, Series 3845, Class NA	3.25	04/15/25	164,112
586,329	FHLMC, Series 4024, Class KP	2.00	03/15/42	596,498
334,716	FHLMC, Series 4135, Class BQ	2.00	11/15/42	305,155
110,079	FNMA, Series 2010-118, Class DJ	2.50	10/25/39	111,329

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2014 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

$177,332	FNMA, Series 2010-137, Class MC	3.00%	10/25/38	$182,476
27,638	FNMA, Series 2010-34, Class JD	3.00	09/25/37	28,031
34,597	FNMA, Series 2012-113, Class PB	2.00	10/25/40	33,681
78,964	FNMA, Series 2012-8, Class LP	2.50	08/25/21	79,840
404,110	FNMA, Series 2012-80, Class HD	3.00	01/25/42	407,612
569,717	FNMA, Series 2013-14, Class PB	1.00	03/25/43	557,154
427,992	GNMA II Pool #MA0456	3.50	10/20/42	435,737
405,977	GNMA II Pool #MA0528	3.50	11/20/42	413,322
849	GNMA, Series 2004-108, Class AB (b)	4.40	12/16/32	849
49,950	GNMA, Series 2008-55, Class WT (b)	5.55	06/20/37	55,303
5,706	GNMA, Series 2009-71, Class A	3.30	04/16/38	5,709
53,627	GNMA, Series 2009-75, Class LC	4.00	10/20/38	56,291
31,945	GNMA, Series 2010-14, Class QP	6.00	12/20/39	34,007
346,305	GNMA, Series 2010-144, Class DK	3.50	09/16/39	360,648
235,367	GNMA, Series 2011-110, Class A	2.24	03/16/33	237,604
50,828	GNMA, Series 2011-45, Class EH	3.50	01/20/37	50,835
1,245,078	GNMA, Series 2012-123, Class A	1.04	07/16/46	1,164,211
735,177	GNMA, Series 2012-143, Class XC	1.25	12/16/27	713,244
1,789,720	GNMA, Series 2013-12, Class AB	1.83	11/16/52	1,721,897
1,273,928	GNMA, Series 2013-15, Class AC	1.84	08/16/51	1,220,208
100,779	GNMA, Series 2013-37, Class ED	4.50	05/20/39	102,220
508,923	GNMA, Series 2013-46, Class AB	1.72	08/16/42	500,666
510,496	GNMA, Series 2013-46, Class AC (b)	1.88	03/16/46	486,588
691,448	GNMA, Series 2013-57, Class A	1.35	06/16/37	685,068
1,156,527	GNMA, Series 2013-59, Class A	1.75	07/16/45	1,132,399
795,809	GNMA, Series 2013-68, Class AC	1.30	02/16/46	774,982
1,157,464	GNMA, Series 2013-72, Class AC	1.88	05/16/46	1,122,605
512,354	GNMA, Series 2013-78 AF	2.43	03/16/48	502,627
226,103	Small Business Administration Participation Certificates, Series 2009-10E 1	3.08	09/01/19	235,119
440	Small Business Administration Participation Certificates, Series 2012-10E 1	0.98	09/01/22	431
15,041,561
Principal Only Bonds - 1.0%
425,000	Panhandle-Plains Student Finance Corp.	1.65	12/01/31	403,750
238,871	South Carolina Student Loan Corp. (b)	0.66	01/25/41	238,226
				641,976
U.S. Treasury Securities - 19.8%
2,170,000	U.S. Treasury Bill (e)	0.06	03/27/14	2,169,946
3,670,000	U.S. Treasury Note	1.25	04/15/14	3,675,233
5,400,000	U.S. Treasury Note	1.88	04/30/14	5,415,714
760,000	U.S. Treasury Note	2.25	05/31/14	764,082
500,000	U.S. Treasury Note	2.63	07/31/14	505,283
				12,530,258

Total U.S. Government & Agency Obligations (Cost $29,858,084)	29,597,258

Total Fixed Income Securities (Cost $60,389,710)	60,535,155

Principal	Security Description	Rate	Maturity	Value

Short-Term Investments - 14.9%
Private Placement Participation Agreements - 2.2%
735,202	Basepoint Merchant Lending Trust, Series SPL-II (d) (f)	9.50	05/31/15	735,203
658,551	Basepoint Real Estate Finance, LLC (d) (g)	10.00	06/22/14	658,551
Total Private Placement Participation Agreements (Cost $1,393,754)	1,393,754

Repurchase Agreements (h) - 12.7%
3,030,000	RBC Capital Markets Corp.	0.00	03/04/14	3,030,000
5,000,000	RBC Capital Markets Corp.	0.00	03/04/14	5,000,000
Total Repurchase Agreements (Cost $8,030,000)	8,030,000
Total Short-Term Investments (Cost $9,423,754)	9,423,754
Total Long Positions - 110.4% (Cost $69,813,464)*	$69,958,909
Total Short Positions - (12.7)% (Proceeds $(7,972,076))*	(8,042,815)
Other Assets & Liabilities, Net – 2.3%	1,475,220
Net Assets – 100.0%	$63,391,314

SEMPER SHORT DURATION FUND SCHEDULE OF SECURITIES SOLD SHORT FEBRUARY 28, 2014 (Unaudited)

Principal	Security Description	Rate	Maturity	Value
Short Positions - (12.7)%
U.S. Treasury Securities - (12.7)%
$(5,000,000)	U.S. Treasury Note	2.00%	07/31/20	$(5,011,525)
(3,000,000)	U.S. Treasury Note	2.75	11/15/23	(3,031,290)
Total U.S. Treasury Securities (Proceeds $(7,972,076))	(8,042,815)

Total Short Positions - (12.7)% (Proceeds$(7,972,076))	$(8,042,815)

SEMPER SHORT DURATION FUND NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT FEBRUARY 28, 2014 (Unaudited)

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
(a)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of February 28, 2014.
(b)	Variable rate security. Rate presented is as of February 28, 2014.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $5,494,697 or 8.7% of net assets.
(d)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $1,393,754 or 2.2% of net assets.
(e)	Rate presented is yield to maturity.
(f)	Agreement is illiquid as of February 28, 2014. The Fund can not sell or otherwise transfer this agreement without prior written approval of Basepoint Merchant Lending Trust, Series SPL-II.
(g)	Agreement is illiquid as of February 28, 2014. The Fund can not sell or otherwise transfer this agreement without prior written approval of Basepoint Real Estate Finance, LLC.
(h)
The Fund entered into repurchase agreements on February 25, 2014, and received U.S. Treasury Notes as collateral.  As of February 28, 2014, the Fund had sold the collateral relating to the February 25, 2014, repurchase agreements, and with the proceeds, purchased a portion of the U.S. Treasury Securities included in the Schedule of Investments.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$702,594
Gross Unrealized Depreciation	(627,888)
Net Unrealized Appreciation	$74,706

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2014.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Asset Backed Obligations	-	24,701,615	-	24,701,615
Corporate Non-Convertible Bonds	-	4,105	-	4,105
Municipal Bonds	-	6,232,177	-	6,232,177
U.S. Government & Agency Obligations	-	29,597,258	-	29,597,258
Private Placement Participation Agreements	-	-	1,393,754	1,393,754
Repurchase Agreements	-	8,030,000	-	8,030,000
Total Assets	$-	$68,565,155	$1,393,754	$69,958,909

Liabilities
Securities Sold Short
U.S. Treasury Securities	$-	$(8,042,815)	$-	$(8,042,815)
Total Liabilities	$-	$(8,042,815)	$-	$(8,042,815)

SEMPER SHORT DURATION FUND NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT FEBRUARY 28, 2014 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Privae Placement Participation Agreements

Balance as of 11/30/13	$1,668,741
Sales	(274,987)
Balance as of 02/28/14	$1,393,754
Net change in unrealized appreciation/(depreciation) from investments held as of 02/28/14	$-

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2014.

Significant unobservable valuation inputs for material Level 3 investments as of February 28, 2014, are as follows:

Investments in Securities	Value at 02/28/14	Valuation Technique(s)	Unobservable Input	Input Values
Private Placement Participation Agreements	$735,203	Valued at par	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
At the time of purchase, the loan participation’s projected yield to maturity was 9%, which was approximately 4.5% higher than the current yield of the Barclays Capital High Yield Loan Index (“Barclays Loan Index”).  The credit quality of the loan participation is higher than the average quality of the Barclays Loan Index from a combination of 5% subordination, transaction structure allowing losses more than 3 times greater than base case before any interest rate impairment and over 4.5 times before any principal impairment.  The liquidity of the loan participation is materially lower than the Barclays Loan Index constituent liquidity, however, that is largely offset by the approximate 1.5 year average life.  A yield spread of 4.5% was appropriate at the time of purchase and remains appropriate.  Since purchase, cash flows have been as expected with no asset quality deterioration. As of 02/28/14, the Barclays Loan Index current yield remains approximately the same as the time of purchase (+444 basis point spread over its benchmark, LIBOR), and a price of par results in a very similar spread to the Barclays Loan Index.

Private Placement Participation Agreements	658,551	Valued at par	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
At the time of purchase, the loan participation’s projected yield to maturity was 9.5%, which was approximately 5% higher than the current yield of the Barclays Loan Index.  The credit quality of the loan participation is higher than the average quality of the Barclays Loan Index from a combination of 15% subordination, approximately 50% overcollateralization, and access to timely loan cash flow information.  The liquidity of the loan participation is materially lower than the Barclays Loan Index constituent liquidity, however, that is partially offset by the approximate 1.2 year average life.  A yield spread of 5% was appropriate at the time of purchase and remains appropriate.  Since purchase, cash flows have been as expected with no asset quality deterioration. As of 02/28/14, the Barclays Loan Index current yield remains approximately the same as the time of purchase (+444 basis point spread over its benchmark, LIBOR), and a price of par results in a very similar spread to the Barclays Loan Index.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:           March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:           March 26, 2013

By:           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:           March 26, 2013